Consolidated Balance Sheets (Parentheticals) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Accounts receivable, net of allowance for credit losses (in Dollars)	$ 0	$ 0
Patents, net of accumulated amortization (in Dollars)	$ 3,048,750	$ 2,412,397
Preferred stock, par value (in Dollars per share)	$ 0.00003	$ 0.00003
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)	$ 0.00003	$ 0.00003
Common stock, shares authorized	30,000,000	30,000,000
Common stock, shares issued	5,331,973	5,331,973
Common stock, shares outstanding	5,331,973	5,331,973
Related Party
Accounts payable and accrued liabilities, due to related parties (in Dollars)	$ 11,041	$ 1,378,154